Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Warrant Liability | Liberty Warrants liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Issues	30,853	0
Remeasurement (gain)/loss	(15,476)	0
Write-off of deferred costs	0
Settlements	0
Ending balance	15,377	0
Warrant Liability | PIPE Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	1,312	0
Remeasurement (gain)/loss	(360)	0
Write-off of deferred costs	0
Settlements	0
Ending balance	952	0
Warrant Liability | Columbia Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	143,237	0
Issues		161,223
Remeasurement (gain)/loss	(18,635)	(32,765)
Write-off of deferred costs	203
Settlements	(124,805)
Ending balance	0	128,458
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	8,022	0
Remeasurement (gain)/loss	(4,911)	0
Write-off of deferred costs	0
Settlements	0
Ending balance	3,111	0
Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,522	0
Issues	0	0
Remeasurement (gain)/loss	489	0
Write-off of deferred costs	0
Settlements	(8,011)
Ending balance	0	0
Forfeiture Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	6,135	0
Remeasurement (gain)/loss	(5,130)	0
Write-off of deferred costs
Settlements	(1,005)
Ending balance	$ 0	$ 0